Long Term Debt (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Note Payable description		In connection with the Company’s October 2012 acquisition of certain assets (the “ML Assets”) of Message Logic, Inc. (“Message Logic”), a secured loan made by the Bank to Message Logic in June 2012 in the amount of $350,000 (the “ML Loan”). On September 5, 2014, the Company entered into an agreement with Message Logic and the Bank pursuant to which the Company paid to the Bank the outstanding interest amount due on the ML Loan over seven months at $3,910 per month. In addition, the Company agreed to continue to make monthly interest-only payments to the Bank at $1,553 per month.
Gain on contingent liability		$ 350,000
Paycheck Protection Program [Member]
Proceeds from loans	$ 481,977
Debt instrument, maturity date	Apr. 30, 2022
Debt instrument, interest rate	1.00%